Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 25 – SUBSEQUENT EVENTS

On January 9, 2025, Sunrise Guizhou obtained bank loan of RMB 300,000,000, approximately $41,099,831 from CCB Qianxinan Branch with an interest rate of loan prime rate plus 0.7% for a term from January 9, 2025 to January 9, 2039. The loan was for the infrastructure construction of an additional 50,000-ton manufacturing capacity of Sunrise Guizhou. This loan was guaranteed by Mr. Haiping Hu, Zhuhai Zibo and Zhuhai Investment.

On December 31, 2024, the shareholders of Sunrise Guizhou entered into a capital increase agreement with Xinyang Partnership, pursuant to which, Xinyang Partnership agreed to subscribe to 10% of the equity shares of Sunrise Guizhou for a total cash consideration of RMB 200,000,000, approximately $27,399,888. The payment is to be made in four installments, contingent upon the fulfillment of certain prerequisite conditions for the capital increase, as determined by Xinyang Partnership. On January 17, 2025, Sunrise Guizhou received the first installment of the subscription proceeds of RMB 50,000,000, approximately $6,826,032.

On March 1, 2025, the Board of Directors of the Company approved the 2025 Employee Share Incentive Plan, in which certain restricted share units or share option would be granted to the Company’s directors, employees and consultants to provide incentive for their services. The maximum number of ordinary shares that may be delivered pursuant to compensatory awards granted to the eligible persons under the 2025 Stock Incentive Plan may not exceed 4,000,000 ordinary shares of par value $0.0001 per share. 2025 Employee Share Incentive Plan is subject to shareholders’ approval by an ordinary resolution at the annual general meeting.

On March 31, 2025, Sunrise Guizhou obtained bank loan of RMB 29,000,000, approximately $3,972,984 from Everbright Bank with an interest rate of 4.0% for a term from March 31, 2025 to March 30, 2026. The loan was for the expenditure on raw material and electricity. This loan was guaranteed by Mr. Haiping Hu and Ms. Fangfei Liu. Sunrise Guizhou pledged its account receivable from a customer for the loan. In addition, Sunrise Tech pledged its land use right for Sunrise Guizhou.

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the audited consolidated financial statements were available to be issued, and determined that that no subsequent events have occurred that would require recognition or disclosure in these financial statements, except as disclosed in this Note 25 or elsewhere in the notes to the consolidated financial statements.